UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
Check here if Amendment: [  ]; Amendment Number: ____________
         This Amendment (Check only one):   [  ]    is a restatement.
                                            [  ]    adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      Peconic Partners LLC
Address:   P.O. Box 3002
           506 Montauk Highway
           East Quogue, NY  11942

Form 13F File Number: 28-6618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph W. Sullivan
Title:     Chief Compliance Officer
Phone:     (212) 904-0444

Signature, Place, and Date of Signing:

/s/ Joseph W. Sullivan             New York, NY            February 9, 2007
----------------------            -------------            ----------------
[Signature]                       [City, State]                 [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)


                                                   FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADA-ES Inc                         common       005208103      304    18746 SH        SOLE                   18746
Adobe Systems, Inc.                common       00724F101    24643   599300 SH        SOLE                  599300
Agrium Inc                         common       008916108     3716   118000 SH        SOLE                  118000
Alcan Inc                          common       013716105     4869    99900 SH        SOLE                   99900
Alliance Fiber Optic Products      common       018680108      102    50000 SH        SOLE                   50000
Alliance Resource Partners         common       01877R108     1388    40200 SH        SOLE                   40200
American Electric Power Co., I     common       025537101      426    10000 SH        SOLE                   10000
American Tower Corp. (Class A)     common       029912201    36918   990300 SH        SOLE                  990300
BPZ Energy, Inc.                   common       055639108      871   212367 SH        SOLE                  212367
Bally Technologies Inc             common       01859P609      327    17500 SH        SOLE                   17500
Barrick Gold Corp                  common       067901108    11512   375000 SH        SOLE                  375000
Boyd Gaming Corp.                  common       103304101     5152   113700 SH        SOLE                  113700
Bunge Limited                      common       G16962105    20397   281300 SH        SOLE                  281300
Burlington Northern Santa Fe       common       12189T104      369     5000 SH        SOLE                    5000
CV Therapeutics Inc                common       126667104      628    45000 SH        SOLE                   45000
Capital Energy Resources           common       14057u304      112    30600 SH        SOLE                   30600
Celgene                            common       151020104    18237   317000 SH        SOLE                  317000
Central Garden and Pet Co.         common       153527106     5694   117600 SH        SOLE                  117600
Childrens Place Retail Stores      common       168905107    25795   406100 SH        SOLE                  406100
China Enterprises Ltd.             common       G2109M100      335   446375 SH        SOLE                  446375
Cooper Cameron Corp.               common       13342B105    22753   428900 SH        SOLE                  428900
Copa Holdings SA                   common       p31076105      233     5000 SH        SOLE                    5000
Cypress Semiconductor              common       232806109     6740   399500 SH        SOLE                  399500
Deere & Co.                        common       244199105    28892   303900 SH        SOLE                  303900
Devon Energy Corp.                 common       25179M103    32017   477300 SH        SOLE                  477300
Disney  (Walt Disney Co.)          common       254687106     1186    34600 SH        SOLE                   34600
Entergy Corp.                      common       29364G103      932    10100 SH        SOLE                   10100
Finisar                            common       31787a101    10021  3102500 SH        SOLE                 3102500
FirstEnergy Corp.                  common       337932107      603    10000 SH        SOLE                   10000
Gilead Sciences Inc.               common       375558103     6253    96300 SH        SOLE                   96300
International Game Technology      common       459902102    11975   259200 SH        SOLE                  259200
JP Morgan Chase & Co               common       46625H100      869    18000 SH        SOLE                   18000
Jetblue Airways Corp               common       477143101    34046  2397600 SH        SOLE                 2397600
Joy Global Inc                     common       481165108     4612    95415 SH        SOLE                   95415
K-Sea Transportation Partner       common       48268Y101      253     7000 SH        SOLE                    7000
Kinross Gold Corp                  common       496902404     5936   499700 SH        SOLE                  499700
Lowes Companies, Inc.              common       548661107     6227   199900 SH        SOLE                  199900
Matritech, Inc.                    common       576818108       33    50000 SH        SOLE                   50000



                                               FORM 13F INFORMATION TABLE - CONTINUED
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
McDermott International, Inc.      common       580037109    30394   597600 SH        SOLE                  597600
Mirant Corp New Com                common       60467R100      654    20718 SH        SOLE                   20718
Monsanto Co.                       common       61166W101    15748   299800 SH        SOLE                  299800
Mosaic Company                     common       61945A107    34582  1619000 SH        SOLE                 1619000
Myriad Genetics Inc.               common       62855J104      782    25000 SH        SOLE                   25000
NTELOS Holdings                    common       67020q107      358    20000 SH        SOLE                   20000
Nabi Biopharmaceuticals            common       629519109     1934   285300 SH        SOLE                  285300
National Oilwell Varco Inc.        common       637071101     2453    40100 SH        SOLE                   40100
Novatel Wireless, Inc.             common       66987m604       97    10000 SH        SOLE                   10000
Nuance Communications, Inc.        common       67020Y100      115    10000 SH        SOLE                   10000
PPL Corp.                          common       69351T106     1792    50000 SH        SOLE                   50000
Pan American Silver Corp           common       697900108     7543   299700 SH        SOLE                  299700
Pinnacle Entertainment Inc.        common       723456109      331    10000 SH        SOLE                   10000
Polo Ralph Lauren Corp.            common       731572103    12200   157100 SH        SOLE                  157100
Potash Corp Of Saskatchewan        common       73755L107    47226   329150 SH        SOLE                  329150
Public Service Enterprise          common       744573106      664    10000 SH        SOLE                   10000
RBC Bearings, Inc                  common       75524B104      287    10000 SH        SOLE                   10000
Reliant Resources Inc              common       75952B105      284    20000 SH        SOLE                   20000
Rentech, Inc.                      common       760112102       94    25000 SH        SOLE                   25000
SBA Communications Corp            common       78388j106    37741  1372400 SH        SOLE                 1372400
Sasol Ltd Sponsored Adr            common       803866300      738    20000 SH        SOLE                   20000
Shire Pharmaceuticals Gr-ADR       common       82481R106     4935    79900 SH        SOLE                   79900
Smith Micro Software               common       832154108      532    37500 SH        SOLE                   37500
Southwest Airlines Co.             common       844741108    11465   748400 SH        SOLE                  748400
Tempur-Pedic International         common       88023U101     3973   194200 SH        SOLE                  194200
Tesco Corp.                        common       88157K101     1487    84100 SH        SOLE                   84100
Tibco Software Inc.                common       88632Q103    24145  2557730 SH        SOLE                 2557730
Transocean Inc.                    common       G90078109    19179   237100 SH        SOLE                  237100
USX - U.S. Steel Group             common       912909108    10240   140000 SH        SOLE                  140000
Wabtec Corp Com                    common       929740108      304    10000 SH        SOLE                   10000
Whirlpool Corp.                    common       963320106     4159    50100 SH        SOLE                   50100
XM Satellite Radio Hold-Cl A       common       983759101     1444    99900 SH        SOLE                   99900
Yamana Gold                        common       98462y100     5268   399700 SH        SOLE                  399700
Stoneham Drilling Trust            preferred    861823102      217    12700 SH        SOLE                   12700